Villere Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 70.4%
Amusement, Gambling & Recreation Industries: 3.2%
61,649	Caesars Entertainment, Inc. [1]	$6,624,185

Broadcasting: 3.6%
173,225	ViacomCBS, Inc. - Class B	7,348,204

Chemical Manufacturing: 3.7%
65,180	Ligand Pharmaceuticals, Inc. [1,2]	7,671,686

Computer & Electronic Product Manufacturing: 7.0%
175,930	ON Semiconductor Corp. [1]	7,044,237
16,365	Roper Technologies, Inc.	7,364,414
		14,408,651
Credit Intermediation: 19.6%
60,660	Euronet Worldwide, Inc. [1]	9,077,162
314,086	First Hawaiian, Inc.	8,844,662
587,026	Kearny Financial Corp.	7,695,911
265,710	Paya Holdings, Inc. - Class A [1,2]	2,635,843
53,320	Visa, Inc. - Class A [2]	12,119,636
		40,373,214

Health Care Equipment Manufacturing: 13.5%
23,780	ABIOMED, Inc. [1]	6,767,312
34,025	STERIS PLC	6,494,012
31,685	Stryker Corp.	8,088,230
16,180	Teleflex, Inc.	6,507,434
		27,856,988
Insurance Carriers & Related Activities: 9.3%
87,864	eHealth, Inc. [1,2]	5,733,126
92,739	Palomar Holdings, Inc. [1]	6,769,947
66,520	The Progressive Corp.	6,590,802
		19,093,875
Professional, Scientific & Technical Services: 2.0%
148,779	Ebix, Inc. [2]	4,076,545

Sporting & Recreation Goods: 6.0%
28,227	Pool Corp.	12,322,497

Truck Transportation: 2.5%
29,510	J.B. Hunt Transport Services, Inc.	5,062,145

TOTAL COMMON STOCKS
(Cost $101,054,665)		144,837,990

PREFERRED STOCKS: 1.5%
Diversified Financials: 1.5%
	B Riley Financial, Inc.
47,800	6.750%	1,234,196
72,000	6.500%	1,863,360
		3,097,556
TOTAL PREFERRED STOCKS
(Cost $2,995,000)		3,097,556

Principal Amount
CORPORATE BONDS: 18.2%
Chemical Manufacturing: 1.3%
	HB Fuller Co.,
	4.000%,
$2,418,000	2/15/27	2,505,435
	Kimberly-Clark Corp.,
	3.200%,
100,000	4/25/29 [2]	110,090
		2,615,525
Computer & Electronic Product Manufacturing: 0.5%
	Alphabet, Inc.,
	0.800%,
1,000,000	8/15/27 [2]	974,823

Credit Intermediation: 0.2%
	Visa, Inc.,
	0.750%,
321,000	8/15/27 [2]	312,459

Fabricated Metal Product Manufacturing: 0.5%
	Emerson Electric Co.,
	0.875%,
950,000	10/15/26	936,043

Food Manufacturing: 3.0%
	Campbell Soup Co.,
	2.500%,
6,045,000	8/2/22	6,200,475

Furniture Manufacturing: 0.5%
	Leggett & Platt, Inc.,
	3.400%,
970,000	8/15/22	994,477

General Merchandise Stores: 0.3%
	Walmart, Inc.,
	3.400%,
640,000	6/26/23	679,575

Insurance Carriers & Related Activities: 0.4%
	Reinsurance Group of America, Inc.,
	3.900%,
800,000	5/15/29	886,890

Merchant Wholesalers & Durable Goods: 1.1%
	Avnet, Inc.,
	3.000%
1,000,000	5/15/31	983,085
	Hubbell, Inc.,
	3.500%,
1,045,000	2/15/28	1,135,863
		2,118,948
Nonstore Retailers: 0.7%
	Amazon.com, Inc.,
	1.650%,
1,500,000	5/12/28 [2]	1,510,328

Oil & Gas: 5.0%
	Phillips 66,
	4.300%,
10,000,000	4/1/22	10,334,850

Primary Metal Manufacturing: 0.3%
	Reliance Steel & Aluminum Co.,
	1.300%,
490,000	8/15/25	490,275

Professional, Scientific & Technical Services: 2.5%
	Equifax, Inc.,
	3.300%,
4,995,000	12/15/22	5,182,258

Transportation Equipment Manufacturing: 1.4%
	Toyota Motor Corp.,
	1.339%,
2,900,000	3/25/26	2,941,144

Utilities: 0.5%
	Duke Energy Corp.,
	0.900%,
1,000,000	9/15/25	992,271

TOTAL CORPORATE BONDS
(Cost $36,157,773)		37,170,341

Shares
SHORT-TERM INVESTMENTS: 9.9%
Money Market Funds: 9.9%
20,312,881	Invesco Government & Agency Portfolio - Institutional Class, 0.026% [3]	20,312,881

TOTAL SHORT-TERM INVESTMENTS
(Cost $20,312,881)		20,312,881

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 16.1%
Private Funds: 16.1%
33,041,424	Mount Vernon Liquid Assets Portfolio, 0.090% [3]	33,041,424

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $33,041,424)		33,041,424

TOTAL INVESTMENTS IN SECURITIES: 116.0%
(Cost $193,561,743)		238,460,192
Liabilities in Excess of Other Assets: (16.0)%		(32,840,023)
TOTAL NET ASSETS: 100.0%		$205,620,169

[1]	Non-income producing security.
[2]	This security or a poriton of this security was out on loan as of May 31, 2021. Total loaned securities had a value of $32,253,073 or 15.7% of net assets.
[3]	Annualized seven-day effective yield as of May 31, 2021.

Villere Balanced Fund
Summary of Fair Value Exposure at May 31, 2021 (Unaudited)

The Villere Balanced Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2021. See Schedule of Investments for industry breakouts:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total

Common Stocks	$-	$144,837,990	$-	$-	$144,837,990
Preferred Stocks	-	3,097,556	-	-	3,097,556
Corporate Bonds	-	-	37,170,341	-	37,170,341
Short-Term Investments	-	20,312,881	-	-	20,312,881
Investments Purchased with Cash Proceeds from Securities Lending [1]	33,041,424	-	-	-	33,041,424
Total Investments in Securities	$33,041,424	$168,248,427	$37,170,341	$-	$238,460,192

[1] Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy.